Financial instruments, Loss Allowance for Trade Receivable on Adoption of IFRS 9 (Details) - USD ($) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Loss Allowance for Trade Receivables [Abstract]
Beginning balance	$ 41.9	$ 2.6
Accounting policy change (IFRS 9 - recognized against retained earnings on November 1, 2018)	20.0	0.0
Revised beginning balance	61.9	2.6
Loss allowance provided in the period	16.0	40.0
Receivables written off as uncollectable	(35.5)	(0.7)
Ending balance	$ 42.4	$ 41.9